Eaton Vance Short Duration High Income Fund

EATON VANCE SHORT DURATION HIGH INCOME FUND
Supplement to Prospectus dated March 1, 2016 and
Summary Prospectus dated March 1, 2016

1.  Effective January 1, 2017, the following replaces “Fees and Expenses of the Fund” in “Fund Summaries”

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 39 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class I
Management Fees	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.99%	0.99%
Total Annual Fund Operating Expenses	1.79%	1.54%
Expense Reimbursement(2)	(0.89)%	(0.89)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.90%	0.65%

(1) Expenses in the table above and the Example below reflect the expenses of the Fund and the Short Duration High Income Portfolio (the “Portfolio”), the Fund’s master Portfolio.

(2) The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.90% for Class A shares and 0.65% for Class I shares.  This expense reimbursement will continue through February 28, 2018.  Any amendment to or termination of this reimbursement would require approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxers or litigation expenses.  Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$315	$691	$1,091	$2,211
Class I shares	$66	$399	$755	$1,759

2.  The following replaces “Short Duration High Income Portfolio.” under “Management and Organization”:

Short Duration High Income Portfolio.  Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee as follows:

Average Daily Net Assets for the Month	Annual Asset Rate*
up to $500 million	0.5500%
$500 million but less than $1 billion	0.5500%
$1 billion but less than $2.5 billion	0.5250%
$2.5 billion but less than $5 billion	0.5050%
$5 billion and over	0.4900%

*Pursuant to a fee reduction agreement effective January 1, 2017.

Prior to January 1, 2017, BMR received an advisory fee as follows:

Average Daily Net Assets for the Month	Annual Asset Rate
up to $500 million	0.6000%
$500 million but less than $1 billion	0.5750%
$1 billion but less than $2.5 billion	0.5500%
$2.5 billion but less than $5 billion	0.5300%
$5 billion and over	0.5150%

For the fiscal year ended October 31, 2015, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.60%.

3.  The following replaces “Short Duration High Income Fund.” under “Management and Organization”:

Short Duration High Income Fund.  Under its investment advisory and administrative agreement with the Fund, Eaton Vance receives a monthly advisory fee on the average daily net assets of the Fund that are not invested in other investment companies for which Eaton Vance or its affiliates serves as investment adviser or administrator (“Investable Assets”).  The investment adviser fee is as follows:

Investable Assets	Annual Asset Rate*
up to $500 million	0.5500%
$500 million but less than $1 billion	0.5500%
$1 billion but less than $2.5 billion	0.5250%
$2.5 billion but less than $5 billion	0.5050%
$5 billion and over	0.4900%

*Pursuant to a fee reduction agreement effective January 1, 2017.

Prior to January 1, 2017, Eaton Vance received an advisory fee as follows:

Investable Assets	Annual Asset Rate
up to $500 million	0.6000%
$500 million but less than $1 billion	0.5750%
$1 billion but less than $2.5 billion	0.5500%
$2.5 billion but less than $5 billion	0.5300%
$5 billion and over	0.5150%

For the fiscal year ended October 31, 2015, the Fund incurred no investment adviser and administration fee on Investable Assets.

January 3, 2017

24345 1.3.17

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 39 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Eaton Vance Short Duration High Income Fund	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - Eaton Vance Short Duration High Income Fund		Class A	Class I
Management Fees		0.55%	0.55%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.99%	0.99%
Total Annual Fund Operating Expenses	[1]	1.79%	1.54%
Expense Reimbursement		(0.89%)	(0.89%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.90%	0.65%
[1]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.90% for Class A shares and 0.65% for Class I shares. This expense reimbursement will continue through February 28, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxers or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Eaton Vance Short Duration High Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	315	691	1,091	2,211
Class I	66	399	755	1,759

[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Short Duration High Income Portfolio (the "Portfolio"), the Fund's master Portfolio.